CONSOLIDATED STATEMENTS OF OPERATION - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues	¥ 5,409,825	¥ 3,341,617	¥ 3,908,264
Cost of revenues and operating expenses:
Selling, general and administrative expenses	1,822,787	1,068,537	871,862
Impairment loss on long-lived assets	63,211	106,501	44,546
Total cost of revenues and operating expenses	5,880,412	4,087,705	3,873,914
Operating (loss) income	(470,587)	(746,088)	34,350
Other income (expense):
Dividend income	2	2	2
Interest income	839	1,332	1,336
Interest expense	(11,950)	(13,234)	(13,591)
Gain from bargain purchase			6,487
Subsidies	27,846	111,581
Foreign exchange income	14,992
Other, net	24,377	19,718	4,153
Total other income (expense)	56,106	119,399	(1,613)
(Loss) income before income tax expense (benefit) and equity in earnings of investment	(414,481)	(626,689)	32,737
Income tax expense (benefit)	576,250	(87,519)	15,961
Equity in earnings of investment			559
Net (loss) income	(990,731)	(539,170)	17,335
Net (loss) income attributable to shareholders of the Company	¥ (990,731)	¥ (539,170)	¥ 17,335
Net (loss) earnings per share attributable to shareholders of the Company
Basic	¥ (203.13)	¥ (133.97)	¥ 4.63
Diluted	¥ (203.13)	¥ (133.97)	¥ 4.06
Weighted average shares outstanding
Basic	4,877,404	4,024,692	3,747,296
Diluted	4,877,404	4,024,692	4,272,302
Directly-operated salons
Revenues:
Revenues	¥ 4,006,834	¥ 2,026,806	¥ 2,031,155
Cost of revenues and operating expenses:
Cost of revenue	3,281,781	2,149,843	1,912,893
Franchise fees
Revenues:
Revenues	1,359,026	1,289,141	1,833,501
Cost of revenues and operating expenses:
Cost of revenue	691,286	745,102	1,019,956
Other revenues
Revenues:
Revenues	43,965	25,670	43,608
Cost of revenues and operating expenses:
Cost of revenue	¥ 21,347	¥ 17,722	¥ 24,657